WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	March 31, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 78.1%
Australia - 3.1%
Accent Group Ltd.	82,209	$130,550
Allkem Ltd. (a)	2,470	19,785
Atlassian Corp. - Class A (a)	8,270	1,415,576
Aurizon Holdings Ltd.	69,058	155,470
Australia & New Zealand Banking Group Ltd. (a)	1,701	26,203
BHP Group Ltd.	13,104	415,630
BlueScope Steel Ltd.	10,287	139,391
Charter Hall Group	27,572	205,377
Cochlear Ltd.	222	35,190
Codan Ltd.	5,579	20,424
Computershare Ltd.	5,004	72,532
CSL Ltd.	6,840	1,319,766
Dexus (a)	1,610	8,158
Emeco Holdings Ltd.	57,028	27,801
Endeavour Group Ltd.	24,559	111,376
EVT Ltd.	3,703	30,258
Grange Resources Ltd.	208,270	100,784
JB Hi-Fi Ltd.	5,528	157,528
Lendlease Corp. Ltd.	2,579	12,568
Lovisa Holdings Ltd.	3,359	54,841
Medibank Pvt Ltd.	104,133	234,521
Metals X Ltd. (a)	143,453	31,684
Neuren Pharmaceuticals Ltd. (a)	2,307	20,899
Northern Star Resources Ltd.	39,607	324,225
Nufarm Ltd.	8,165	31,304
Perenti Ltd. (a)	194,026	157,691
Perseus Mining Ltd.	52,839	83,742
Pilbara Minerals Ltd.	32,901	87,772
Premier Investments Ltd.	3,166	55,551
QBE Insurance Group Ltd.	22,038	215,229
Ridley Corp. Ltd.	129,687	191,424
Sandfire Resources Ltd. (a)	10,159	43,406
Seven Group Holdings Ltd.	1,490	23,046
Seven West Media Ltd. (a)	71,252	19,836
Sonic Healthcare Ltd.	743	17,367
South32 Ltd	4,127	12,240
Technology One Ltd.	18,162	177,804
Telstra Corp. Ltd. (a)	14,358	40,559
The GPT Group	1,466	4,198
The Lottery Corp. Ltd.	1,241	4,263
Treasury Wine Estates Ltd.	3,059	26,835
Ventia Services Group Pty Ltd.	113,456	200,246
Vicinity Ltd.	17,757	23,257
Viva Energy Group Ltd. (b)	12,273	24,862
Washington H Soul Pattinson & Co. Ltd.	803	16,273
Westpac Banking Corp.	1,581	22,934
WiseTech Global Ltd.	5,151	226,307
Woodside Energy Group Ltd.	1,391	31,342
Woolworths Group Ltd.	2,858	72,479
Yancoal Australia Ltd.	7,717	30,004
		6,910,508
Austria - 0.2%
ANDRITZ AG	1,666	112,730
AT&S Austria Technologie & Systemtechnik AG	1,538	47,446
OMV AG	2	92
Strabag SE	917	39,235
Telekom Austria AG	21,676	163,294
voestalpine AG	2,953	100,571
Wienerberger AG	1,124	32,598
		495,966
Belgium - 0.1%
Aedifica SA	309	24,909
Bekaert SA	2,509	113,502
Intervest Offices & Warehouses NV	950	18,033
Melexis NV	211	24,465
Telenet Group Holding NV	2,850	64,900
Tessenderlo Group SA (a)	660	20,650
		266,459
Bermuda - 0.4%
Arch Capital Group Ltd. (a)	14,260	967,826

Brazil - 1.0%
Aliansce Sonae Shopping Centers SA	41,200	143,147
Ambev SA	426,400	1,208,923
Banco do Brasil SA	39,300	303,486
Cia de Saneamento do Parana	31,300	112,270
Cury Construtora e Incorporadora SA	33,700	85,772
Jalles Machado SA	39,800	53,161
Mills Estruturas e Servicos de Engenharia SA	39,300	75,755
Petroreconcavo SA	8,600	34,461
Portobello SA	27,600	32,890
Rumo SA	47,300	175,913
		2,225,778
Britain - 7.4%
4imprint Group PLC	1,044	62,281
abrdn Property Income Trust Ltd.	16,265	10,814
Adaptimmune Therapeutics PLC - ADR (a)	10,080	10,987
Airtel Africa PLC (b)	32,625	42,903
Ashtead Group PLC	294	18,013
AstraZeneca PLC	12,963	1,799,256
Aviva PLC - Class B (a)	77,570	387,728
BAE Systems PLC	68,656	832,313
Barclays PLC	308,967	557,844
Big Yellow Group PLC	7,633	110,403
Bloomsbury Publishing PLC	3,510	19,311
CentralNic Group PLC (a)	21,207	33,929
Centrica PLC	23,531	30,838
Compass Group PLC	4,156	104,498
Drax Group PLC	14,605	109,394
Dunelm Group PLC	1,619	22,131
EMIS Group PLC	3,357	62,114
EnQuest PLC (a)	83,659	19,191
Ferguson PLC	6,760	892,080
Forterra PLC (b)	14,047	34,455
Frasers Group PLC (a)	4,620	44,405
Future PLC	2,042	29,289
Global Ship Lease, Inc. - Class A	3,639	68,195
Greggs PLC	1,366	46,885
GSK PLC	24,834	442,921
Harbour Energy PLC	12,548	42,605
Howden Joinery Group PLC	20,389	176,236
HSBC Holdings PLC	202,544	1,378,927
hVIVO PLC (a)	127,701	23,003
IMI PLC	9,626	182,257
Imperial Brands PLC	2,146	49,352
Indivior PLC (a)	1,925	32,910
InterContinental Hotels Group PLC	2,511	164,993
J Sainsbury PLC	345,895	1,191,121
JD Sports Fashion PLC	12,281	27,039
Johnson Service Group PLC	47,396	71,692
Legal & General Group PLC	83,608	247,298
Lloyds Banking Group PLC	313,303	184,831
Man Group PLC	63,177	183,899
Marks & Spencer Group PLC (a)	34,340	70,970
Morgan Advanced Materials PLC	17,034	59,602
NatWest Group PLC	158,347	517,377
Next Fifteen Communications Group PLC	10,872	112,618
OSB Group PLC	19,208	114,601
Pagegroup PLC	6,798	38,270
Pets at Home Group PLC	8,577	39,052
Reckitt Benckiser Group PLC	7,175	545,115
Renewi PLC (a)	5,399	40,541
Rightmove PLC	7,105	49,540
Rolls-Royce Holdings PLC (a)	26,634	49,191
RS Group PLC	5,263	59,517
Safestore Holdings PLC	12,953	151,884
Serco Group PLC	67,048	127,065
Shell PLC	14,300	409,488
Shell PLC	53,622	1,541,469
Spirax-Sarco Engineering PLC	509	74,697
Spirent Communications PLC	17,144	36,540
Standard Chartered PLC	81,785	622,278
Stolt-Nielsen Ltd.	954	30,411
Tesco PLC	321,620	1,054,614
Travis Perkins (a)	70,583	835,008
Unilever PLC	891	46,160
Virgin Money UK PLC	36,768	66,481
Volution Group PLC	8,993	47,861
Watches of Switzerland Group PLC (a)(b)	1,971	19,840
		16,508,531
Canada - 4.3%
Advantage Energy Ltd. (a)	3,298	19,058
AGF Mangement Ltd. - Class B	14,157	83,276
Alimentation Couche-Tard, Inc.	1,800	90,499
Aritzia, Inc. (a)	1,967	63,122
Bank of Montreal	100	8,907
Barrick Gold Corp.	4,900	90,966
Bombardier, Inc. - Class B (a)	1,719	93,842
Bonterra Energy Corp. (a)	13,368	65,282
Boston Pizza Royalties Income Fund	1,101	12,252
BRP, Inc.	2,138	167,307
Canadian National Railway Co.	400	47,198
Canadian Natural Resources Ltd.	300	16,602
Canadian Pacific Railway Ltd.	28,040	2,157,398
Cenovus Energy, Inc.	3,400	59,321
CGI, Inc. (a)	2,500	240,936
Chemtrade Logistics Income Fund	17,502	101,658
Crescent Point Energy Corp.	5,735	40,482
Crew Energy, Inc. (a)	10,379	36,401
Dollarama, Inc.	600	35,858
Doman Building Materials Group Ltd.	25,014	119,008
Empire Co. Ltd. - Class A	600	16,084
Enerplus Corp.	2,586	37,274
Ensign Energy Services, Inc. (a)	7,429	16,710
EQB, Inc.	776	33,474
Fairfax Financial Holdings Ltd.	374	248,733
First Quantum Minerals Ltd.	900	20,690
Frontera Energy Corp. (a)	4,294	37,046
George Weston Ltd.	1,550	205,405
Gildan Activewear, Inc.	1,100	36,545
goeasy Ltd.	957	67,617
H&R Real Estate Investment Trust	9,406	87,692
iA Financial Corp., Inc.	5,140	325,781
Imperial Oil Ltd.	4,900	249,188
InPlay Oil Corp.	10,357	20,614
International Petroleum Corp. (a)	13,805	132,585
Kinross Gold Corp.	25,100	118,118
Manulife Financial Corp.	2,600	47,710
Northland Power, Inc.	6,100	152,917
Obsidian Energy Ltd. (a)	5,589	35,689
Onex Corp.	1,100	51,423
Open Text Corp.	1,900	73,287
Pan American Silver Corp.	4,400	80,284
Parex Resources, Inc.	11,229	208,877
Parkland Corp. (a)	1,300	31,165
Pason Systems, Inc.	10,251	92,005
Pet Valu Holdings Ltd.	861	23,979
Resolute Forest Products (a)(c)(d)	1,388	–
Royal Bank of Canada	2,300	219,959
Saputo, Inc.	900	23,287
Shopify, Inc. - Class A (a)	1,700	81,509
Stelco Holdings, Inc.	582	22,539
Stella-Jones, Inc.	5,196	199,113
Sun Life Financial, Inc.	5,000	233,592
Suncor Energy, Inc.	2,000	62,094
Teck Resources Ltd. - Class B	100	3,652
TFI International, Inc.	500	59,663
The Descartes Systems Group, Inc. (a)	1,415	114,205
The Toronto-Dominion Bank	2,500	149,741
Thomson Reuters Corp.	9,250	1,203,492
Torex Gold Resources, Inc. (a)	2,784	46,328
Toromont Industries Ltd.	1,600	131,327
True North Commercial Real Estate Investment Trust	7,335	18,833
Wajax Corp.	1,421	25,918
Waste Connections, Inc.	6,140	853,890
Wheaton Precious Metals Corp.	100	4,816
WSP Global, Inc.	1,400	183,383
		9,637,606
Chile - 0.1%
Cencosud SA	22,723	43,909
Enel Americas SA	261,479	34,441
Enel Chile SA	1,099,059	59,952
		138,302
China - 4.1%
360 DigiTech, Inc. - ADR	2,717	52,710
Agile Group Holdings Ltd. (a)	142,000	31,934
Alibaba Group Holding Ltd. (a)	126,248	1,605,585
ANTA Sports Products Ltd.	12,700	184,744
AustAsia Group Ltd. (a)	18,440	7,562
Autohome, Inc. - ADR	143	4,786
Avichina Industry & Technology Co. Ltd. - Class H	98,000	51,240
Baidu, Inc. - ADR (a)	3,345	504,827
Baidu, Inc. - Class A (a)	5,450	103,332
Bairong, Inc. (a)(b)	10,000	15,932
Bank of Jiangsu Co. Ltd. - Class A	29,300	29,999
Bethel Automotive Safety Systems Co. Ltd. - Class A	1,000	10,373
Binjiang Service Group Co. Ltd.	7,500	25,511
Bloomage Biotechnology Corp. Ltd. - Class A	652	10,802
BYD Co. Ltd. - Class A	1,400	52,504
BYD Co. Ltd. - Class H	8,500	249,755
Central China Management Co. Ltd.	194,000	12,931
Chaoju Eye Care Holdings Ltd.	31,000	20,763
China BlueChemical Ltd. - Class H	132,000	34,122
China Construction Bank Corp. - Class H	267,000	172,710
China Datang Corp. Renewable Power Co. Ltd. - Class H	126,000	44,937
China Galaxy Securities Co. Ltd. - Class A	6,900	10,073
China Galaxy Securities Co. Ltd. - Class H	138,800	70,131
China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	4,600	17,534
China Pacific Insurance Group Co. Ltd. - Class H	12,200	32,605
China Petroleum & Chemical Corp. - Class A	81,100	66,478
China Petroleum & Chemical Corp. - Class H	406,000	239,263
China SCE Group Holdings Ltd.	167,000	15,645
China XLX Fertiliser Ltd.	33,000	17,513
Chongqing Brewery Co. Ltd. - Class A	1,100	20,090
COSCO SHIPPING Development Co. Ltd. - Class H	146,000	19,415
COSCO SHIPPING Holdings Co. Ltd. - Class A	30,200	48,582
Country Garden Services Holdings Co. Ltd.	2,500	4,365
Daqo New Energy Corp. - ADR (a)	573	26,839
E-Commodities Holdings Ltd.	132,000	24,611
Excellence Commercial Property & Facilities Management Group Ltd.	56,000	21,130
FinVolution Group - ADR	8,182	34,119
First Tractor Co. Ltd. - Class H	70,000	35,493
Fu Shou Yuan International Group Ltd.	42,000	33,929
Fufeng Group Ltd.	127,000	73,151
G-bits Network Technology Xiamen Co. Ltd. - Class A	200	13,878
GF Securities Co. Ltd. - Class H	289,400	408,433
Hangzhou Tigermed Consulting Co. Ltd. - Class A	300	4,191
Hangzhou Tigermed Consulting Co. Ltd. - Class A	600	8,383
Heilongjiang Agriculture Co. Ltd. - Class A	2,100	4,109
Industrial & Commercial Bank of China Ltd. - Class H	395,100	210,347
iQIYI, Inc. - ADR (a)	2,188	15,929
JD.com, Inc. - Class A	3,641	79,799
Jiangsu King's Luck Brewery JSC Ltd. - Class A	500	4,711
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	3,700	88,935
Jiangsu Yangnong Chemical Co. Ltd. - Class A	700	9,901
JiuGui Liquor Co. Ltd. - Class A	524	9,914
Kandi Technologies Group, Inc. (a)	6,696	18,481
Kanzhun Ltd. - ADR (a)	360	6,851
Kweichow Moutai Co. Ltd. - Class A	600	158,606
Li Auto, Inc. - Class A (a)	14,334	179,523
Li Ning Co. Ltd.	102,500	807,923
LONGi Green Energy Technology Co. Ltd. - Class A	11,988	70,652
Luzhou Laojiao Co. Ltd. - Class A	300	11,098
Meituan - Class B (a)(b)	408	7,411
Midea Real Estate Holding Ltd. (b)	28,000	34,332
Morimatsu International Holdings Co. Ltd. (a)	30,000	35,457
NetDragon Websoft Holdings Ltd.	19,000	33,503
NetEase, Inc.	1,900	33,583
Noah Holdings Ltd. - ADR (a)	1,150	19,032
PDD Holdings, Inc. - ADR (a)	110	8,349
PetroChina Co. Ltd. - Class A	56,500	48,817
PetroChina Co. Ltd. - Class H	680,000	403,383
PICC Property & Casualty Co. Ltd. - Class H	274,000	279,880
Proya Cosmetics Co. Ltd. - Class A	300	7,953
SAIC Motor Corp. Ltd. - Class A	20,268	42,490
Seazen Group Ltd. (a)	180,000	46,917
Shaanxi Coal Industry Co. Ltd. - Class A	4,600	13,643
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	2,778	109,954
Shenzhen Kstar Science And Technology Co. Ltd. - Class A	300	2,042
Shenzhen SC New Energy Technology Corp. - Class A	600	10,012
Simcere Pharmaceutical Group Ltd. (b)	26,000	27,468
Sinopec Engineering Group Co. Ltd. - Class H	200,500	100,010
Suzhou Maxwell Technologies Co. Ltd. - Class A	300	13,341
TBEA Co. Ltd. - Class A	500	1,585
Tencent Holdings Ltd.	8,780	429,020
Tencent Music Entertainment Group - ADR (a)	8,259	68,385
The People's Insurance Co. Group of China Ltd. - Class H	17,000	5,692
Tianqi Lithium Corp. - Class A (a)	700	7,739
Tongcheng Travel Holdings Ltd. (a)	2,400	5,247
Tongwei Co. Ltd. - Class A	11,300	64,274
Trip.com Group Ltd. - ADR (a)	22,741	856,653
Vipshop Holdings Ltd. - ADR (a)	8,165	123,945
West China Cement Ltd.	202,000	24,771
Wuliangye Yibin Co. Ltd. - Class A	700	20,015
Xiamen C & D, Inc. - Class A	2,400	4,207
XPeng, Inc. - Class A (a)	9,946	55,691
Yihai International Holding Ltd.	4,000	11,657
Yuexiu Services Group Ltd	79,500	38,790
		9,144,937
Colombia - 0.0% (e)
Bancolombia SA	67	503

Czech Republic - 0.0% (e)
CEZ AS	896	43,529
Komercni Banka AS	17	564
		44,093
Denmark - 2.8%
ALK-Abello A/S (a)	7,798	120,471
AP Moller - Maersk A/S - Class A	72	127,483
AP Moller - Maersk A/S - Class B	8	14,498
Bavarian Nordic A/S (a)	780	22,348
Chemometec A/S (a)	294	16,846
D/S Norden A/S	3,397	228,117
Danske Bank A/S (a)	24,196	486,635
Dfds A/S	582	23,541
DSV A/S	6,500	1,254,607
H Lundbeck A/S	14,822	68,675
ISS A/S (a)	2,218	45,216
Jyske Bank A/S (a)	470	32,971
NKT A/S (a)	420	21,906
Novo Nordisk A/S - Class B	21,476	3,408,082
NTG Nordic Transport Group A/S (a)	501	29,728
Pandora A/S	1,514	145,093
Per Aarsleff Holding A/S	605	25,983
Solar A/S - Class B	1,382	111,730
		6,183,930
Egypt - 0.1%
Abou Kir Fertilizers & Chemical Industries	26,954	38,339
Egypt Kuwait Holding Co. SAE	43,770	62,273
Sidi Kerir Petrochemicals Co. (a)	119,517	79,937
Telecom Egypt Co.	34,136	27,375
		207,924
Finland - 1.1%
Incap Oyj	2,110	41,218
Nokia Oyj	294,856	1,449,693
Nordea Bank Abp	50,739	541,511
Sampo Oyj - Class A	4,649	219,302
Uponor Oyj	3,549	65,649
Valmet Oyj	1,398	45,382
		2,362,755
France - 7.2%
Accor SA (a)	24,574	799,582
Airbus SE	1,468	196,663
Amundi SA (b)	22,727	1,435,806
AXA SA	797	24,370
Biosynex	3,350	36,425
Bureau Veritas SA	3,911	112,381
Capgemini SE	691	128,531
Catana Group	7,520	56,164
Cie de Saint-Gobain	891	50,732
Cie Generale des Etablissements Michelin SCA	46,215	1,414,546
Coface SA (a)	1,849	26,191
Dassault Aviation SA	502	99,435
Dassault Systemes SE	10,503	433,775
Elis SA	4,094	78,412
Engie SA	14,218	224,854
Equasens	255	19,830
Hermes International	173	350,432
Jacquet Metals SACA	893	17,361
Kering SA	931	607,626
La Francaise des Jeux SAEM (b)	3,556	148,253
L'Oreal SA	123	55,031
LVMH Moet Hennessy Louis Vuitton SE	2,095	1,919,987
Mersen SA	1,384	61,822
Pernod Ricard SA	5,223	1,183,431
Publicis Groupe SA	3,408	266,253
Rexel SA	73,981	1,768,370
Rothschild & Co.	438	22,113
Rubis SCA	793	21,231
Sanofi	15,713	1,711,187
Schneider Electric SE	9,610	1,606,500
SCOR SE	4,768	108,407
SEB SA	592	67,576
Societe BIC SA	2,793	176,124
Sopra Steria Group SACA	280	58,901
Technip Energies NV	3,904	83,289
Teleperformance	528	127,529
Television Francaise 1	4,715	41,613
Thales SA	287	42,430
TotalEnergies SE (f)	3,937	232,295
Verallia SA (b)	4,110	175,279
Virbac SA	197	63,396
		16,054,133
Georgia - 0.0% (e)
TBC Bank Group PLC	1,858	51,358

Germany - 3.4%
Allianz SE	27	6,233
Atoss Software AG	408	73,740
Aurubis AG	1,040	95,976
BASF SE	27,004	1,416,259
Bayer AG	8,090	515,303
Cliq Digital AG	2,490	79,147
Covestro AG (b)	35,838	1,482,297
Daimler Truck Holding AG (a)	32,780	1,107,080
Deutsche Lufthansa AG (a)	6,436	71,610
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,054	47,462
Fresenius Medical Care AG & Co. KGaA	25,717	1,090,623
Gerresheimer AG	374	36,977
Hornbach Holding AG & Co. KGaA	260	20,769
HUGO BOSS AG	1,610	115,455
Immatics NV (a)	3,928	27,103
Infineon Technologies AG	3,477	142,122
K+S AG	917	19,477
Krones AG	1,609	189,858
Mensch und Maschine Software SE	391	21,710
Mercedes-Benz Group AG	4,017	308,578
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	211	73,796
Nemetschek SE	586	40,179
PVA TePla AG (a)	3,720	87,712
Rational AG	198	132,522
Siemens AG	977	158,146
Siemens Energy AG (a)	1,057	23,202
Suedzucker AG	1,711	28,724
SUESS MicroTec SE	4,127	102,882
Synlab AG	4,543	47,196
Wacker Chemie AG	157	25,443
Wacker Neuson SE	2,622	54,905
		7,642,486
Greece - 0.1%
Aegean Airlines SA (a)	2,638	21,734
Alpha Services and Holdings SA (a)	23,096	28,349
Danaos Corp.	496	27,091
FF Group (a)(d)	2,880	–
Hellenic Telecommunications Organization SA	2,882	42,192
JUMBO SA	258	5,465
OPAP SA	271	4,354
Piraeus Financial Holdings SA (a)	13,173	28,736
		157,921
Hong Kong - 2.2%
AIA Group Ltd.	97,865	1,028,305
Beijing Enterprises Holdings Ltd.	76,500	275,855
BOC Hong Kong Holdings Ltd.	58,500	181,806
Bosideng International Holdings Ltd.	36,000	20,157
Brilliance China Automotive Holdings Ltd.	648,000	284,520
China Medical System Holdings Ltd.	2,000	3,169
China Overseas Land & Investment Ltd.	286,500	693,905
China Taiping Insurance Holdings Co. Ltd.	37,400	39,879
China Traditional Chinese Medicine Holdings Co. Ltd.	112,000	58,427
First Pacific Co. Ltd.	346,000	111,467
Futu Holdings Ltd. - ADR (a)(f)	1,311	67,975
Galaxy Entertainment Group Ltd. (a)	177,000	1,176,630
Geely Automobile Holdings Ltd.	33,000	42,462
Gemdale Properties & Investment Corp. Ltd.	1,008,000	69,122
Hong Kong Exchanges & Clearing Ltd.	1,700	75,454
Jardine Matheson Holdings Ltd.	5,900	287,411
Kerry Logistics Network Ltd.	42,500	66,272
New World Development Co. Ltd.	2,000	5,394
Skyworth Group Ltd.	76,000	38,966
Swire Pacific Ltd. - Class A	18,000	138,622
Tam Jai International Co. Ltd.	115,000	34,233
The United Laboratories International Holdings Ltd.	156,000	108,163
Theme International Holdings Ltd. (a)	300,000	32,592
United Energy Group Ltd. (a)	362,000	42,908
		4,883,694
India - 2.0%
ACC Ltd.	1,083	22,096
Allcargo Logistics Ltd.	4,106	17,787
Axis Bank Ltd.	17,466	182,761
Britannia Industries Ltd.	4,306	226,870
CMS Info Systems Ltd.	5,735	19,352
Coal India Ltd.	31,290	81,344
Coromandel International Ltd.	2,254	24,136
EID Parry India Ltd.	3,709	21,138
Finolex Cables Ltd.	5,593	55,492
GHCL Ltd.	7,847	48,111
Godawari Power and Ispat Ltd.	18,279	77,650
Gujarat Fluorochemicals Ltd.	637	23,483
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,757	54,419
Gujarat Pipavav Port Ltd.	20,780	29,474
HCL Technologies Ltd.	24,166	320,572
ICICI Bank Ltd. - ADR	56,160	1,211,933
Indraprastha Gas Ltd.	8,642	45,168
Infosys Ltd.	3,100	54,129
IRCON International Ltd. (b)	141,019	96,283
ITC Ltd.	26,189	122,303
J Kumar Infraprojects Ltd.	9,729	30,210
Kirloskar Ferrous Industries Ltd.	5,485	31,163
Kotak Mahindra Bank Ltd.	9,633	203,264
KPIT Technologies Ltd.	5,135	57,989
Mahindra & Mahindra Ltd.	10,566	149,272
Narayana Hrudayalaya Ltd.	2,246	21,176
NTPC Ltd.	11,567	24,703
Oil & Natural Gas Corp. Ltd.	2,303	4,249
Oil India Ltd.	7,170	22,027
Persistent Systems Ltd.	556	31,297
Petronet LNG Ltd.	2,400	6,686
PI Industries Ltd.	378	13,939
PTC India Ltd.	123,062	127,572
Rail Vikas Nigam Ltd.	127,983	106,986
Rainbow Children's Medicare Ltd.	2,395	21,283
Redington Ltd.	22,762	46,341
Route Mobile Ltd.	4,923	82,204
Sapphire Foods India Ltd. (a)	1,275	18,959
Sarda Energy & Minerals Ltd.	1,854	24,113
Shriram Finance Ltd.	808	12,407
Shyam Metalics & Energy Ltd.	9,650	30,923
Siemens Ltd.	2,628	106,522
Sonata Software Ltd.	5,107	52,039
State Bank of India	9,529	60,884
Suven Pharmaceuticals Ltd.	3,857	22,146
Tata Consultancy Services Ltd.	7,645	299,423
The Karur Vysya Bank Ltd.	84,183	107,120
The New India Assurance Co. Ltd. (b)	16,059	19,085
WNS Holdings Ltd. - ADR (a)	941	87,673
		4,556,156
Indonesia - 0.3%
Astra International Tbk PT	332,000	133,278
Bank Central Asia Tbk PT	2,200	1,285
Bank Mandiri Persero Tbk PT	139,200	95,701
Bank Negara Indonesia Persero Tbk PT	136,600	85,461
Ciputra Development Tbk PT	689,500	45,771
Dharma Satya Nusantara Tbk PT	1,626,400	77,019
Energi Mega Persada Tbk PT (a)	2,081,000	31,131
Indofood Sukses Makmur Tbk PT	53,100	21,962
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	953,500	55,340
Surya Esa Perkasa Tbk PT	643,200	40,541
Triputra Agro Persada PT	898,100	37,424
United Tractors Tbk PT	60,500	117,523
		742,436
Ireland - 1.9%
Accenture PLC - Class A	3,580	1,023,200
AIB Group PLC	11,040	44,966
Bank of Ireland Group PLC	49,804	503,976
Experian PLC	34,414	1,132,738
Glenveagh Properties PLC (a)(b)	101,278	109,949
ICON PLC (a)	6,240	1,332,802
Keywords Studios PLC	1,040	35,386
		4,183,017
Isle Of Man - 0.0% (e)
Playtech PLC (a)	9,565	62,321

Israel - 0.2%
Africa Israel Residences Ltd.	1,909	75,182
Aura Investments Ltd.	29,691	39,951
Danel Adir Yeoshua Ltd.	424	31,176
Electra Real Estate Ltd.	3,079	27,353
Inmode Ltd. (a)	1,981	63,313
Isras Investment Co. Ltd.	914	150,427
Perion Network Ltd. (a)	1,120	44,330
Tel Aviv Stock Exchange Ltd.	4,004	17,520
The Israel Land Development Co. Ltd.	6,328	52,514
		501,766
Italy - 2.1%
Anima Holding SpA (b)	10,594	43,119
Assicurazioni Generali SpA	21,372	426,634
Azimut Holding SpA	1,311	28,088
Banca Monte dei Paschi di Siena SpA (a)	12,252	26,717
Banca Popolare di Sondrio SPA	22,514	95,780
Banco BPM SpA	36,870	144,474
Buzzi Unicem SpA	2,498	60,678
Carel Industries SpA (b)	1,465	40,106
El.En. SpA	5,302	69,204
Enel SpA	147,172	898,826
Ferrari NV	7,675	2,078,696
Intesa Sanpaolo SpA	58,529	150,633
Iren SpA	11,747	22,548
Leonardo SpA	15,527	182,423
Moncler SpA	3,320	229,477
OVS SpA (b)	8,703	22,826
Reply SpA	388	48,869
Sanlorenzo SpA	1,028	44,615
Sesa SpA	150	20,064
UniCredit SpA	4,362	82,619
Webuild SpA	25,455	57,996
		4,774,392
Japan - 9.7%
Advantest Corp	4,300	398,398
AOKI Holdings, Inc.	17,400	112,172
Aoyama Trading Co. Ltd.	9,700	68,943
BayCurrent Consulting, Inc.	2,700	112,031
Bell System24 Holdings, Inc.	5,700	62,216
BML, Inc.	1,000	23,323
Bushiroad, Inc.	5,300	30,908
Chiyoda Corp. (a)	6,500	19,243
CMIC Holdings Co. Ltd.	6,500	101,716
Daihatsu Diesel Manufacturing Co. Ltd.	24,300	99,730
Daihen Corp.	700	23,504
Dai-ichi Life Holdings, Inc.	1,100	20,211
Daiken Corp.	8,400	144,723
Daishinku Corp.	10,500	57,854
Dear Life Co. Ltd.	9,100	45,936
Disco Corp.	600	69,808
Dream Incubator, Inc.	1,200	24,966
Eiken Chemical Co. Ltd.	10,000	118,137
Electric Power Development Co. Ltd.	7,800	125,450
Fast Fitness Japan, Inc.	2,300	24,748
FIDEA Holdings Co. Ltd.	2,400	24,186
FreakOut Holdings, Inc. (a)	5,100	63,156
Fukuoka Financial Group, Inc.	19,100	367,532
Fukuyama Transporting Co. Ltd.	1,800	48,954
GMO Payment Gateway, Inc.	1,100	94,678
Goldcrest Co. Ltd.	7,400	95,456
H.U. Group Holdings, Inc.	4,500	90,490
Hakuhodo DY Holdings, Inc.	2,700	30,599
Hokko Chemical Industry Co. Ltd.	2,900	18,484
Honda Motor Co. Ltd.	20,200	537,335
Horiba Ltd.	700	41,974
HS Holdings Co. Ltd. (a)	9,000	66,516
Idemitsu Kosan Co. Ltd.	1,600	34,990
IDOM, Inc.	17,000	110,017
Inui Global Logistics Co. Ltd. (f)	5,600	75,940
ISB Corp.	4,100	37,227
Ishihara Sangyo Kaisha Ltd.	6,900	58,359
Isuzu Motors Ltd.	82,800	991,003
Itfor, Inc.	4,700	30,584
Jaccs Co. Ltd.	2,100	69,775
Japan Post Bank Co. Ltd.	9,900	80,972
Japan Post Holdings Co. Ltd.	29,000	235,967
Japan System Techniques Co. Ltd.	2,600	35,404
Japan Tobacco, Inc.	5,000	105,533
JFE Holdings, Inc.	400	5,084
JINUSHI Co. Ltd.	1,700	24,595
JP-Holdings, Inc.	19,500	53,352
JSB Co. Ltd.	400	13,737
Juroku Financial Group, Inc.	2,900	61,897
Kajima Corp.	2,200	26,554
Kanto Denka Kogyo Co. Ltd.	3,100	24,224
Kawasaki Heavy Industries Ltd.	4,000	87,524
Kawasaki Kisen Kaisha Ltd. (f)	1,800	41,205
KDDI Corp.	500	15,441
Keyence Corp.	2,980	1,460,994
Kobe Steel Ltd.	22,600	180,313
Komatsu Ltd.	54,200	1,344,646
Komori Corp.	19,500	146,303
Konoike Transport Co. Ltd.	5,200	58,579
Kumiai Chemical Industry Co. Ltd.	2,800	18,000
Kurabo Industries Ltd.	2,200	41,913
Kuraray Co. Ltd.	2,700	24,835
Kureha Corp.	2,500	159,933
KYB Corp.	1,000	30,431
Lasertec Corp.	5,300	939,596
Leopalace21 Corp. (a)	14,500	39,149
Look Holdings, Inc.	2,100	36,245
Macnica Holdings, Inc.	2,600	74,096
Mandom Corp.	4,100	45,804
Marubeni Corp.	23,400	318,089
Maruzen Showa Unyu Co. Ltd.	2,600	63,265
Matsuda Sangyo Co. Ltd.	9,200	157,852
MatsukiyoCocokara & Co.	1,000	52,961
Maxell Ltd.	2,600	30,244
Mazda Motor Corp.	42,500	395,682
Megmilk Snow Brand Co. Ltd.	8,900	118,476
Mirai Corp.	103	34,995
Miroku Jyoho Service Co. Ltd.	7,200	89,601
Mitsubishi Corp.	12,000	431,426
Mitsubishi Shokuhin Co. Ltd.	2,900	71,280
Mitsubishi UFJ Financial Group, Inc.	23,000	147,573
Mitsui & Co. Ltd.	6,100	190,106
Mizuho Financial Group, Inc.	22,400	317,677
Mochida Pharmaceutical Co. Ltd.	700	17,670
Morinaga & Co. Ltd.	2,900	82,169
MS&AD Insurance Group Holdings, Inc.	2,500	77,632
MTG Co. Ltd.	4,300	46,813
Namura Shipbuilding Co. Ltd. (a)	19,400	51,102
Nihon Dempa Kogyo Co. Ltd.	1,900	18,579
Nippon Chemi-Con Corp. (a)	2,900	46,234
NIPPON EXPRESS HOLDINGS, Inc.	1,100	66,291
Nippon Kayaku Co. Ltd.	4,800	43,449
NIPPON REIT Investment Corp.	11	26,569
Nippon Sheet Glass Co. Ltd. (a)	3,700	17,767
Nippon Steel Corp.	9,600	226,566
Nippon Telegraph & Telephone Corp.	3,000	89,603
Nippon Thompson Co. Ltd.	27,800	122,402
Nipro Corp.	9,300	71,595
Nishi-Nippon Financial Holdings, Inc.	12,600	103,861
Nisshin Seifun Group, Inc.	3,200	37,446
Nisshinbo Holdings, Inc.	5,200	39,784
Nissui Corp.	22,400	91,912
Okamoto Machine Tool Works Ltd.	1,300	52,065
OKUMA Corp.	2,100	94,088
Ono Pharmaceutical Co. Ltd.	10,000	208,625
Onward Holdings Co. Ltd.	7,500	21,709
Oriental Shiraishi Corp	53,200	131,059
Osaka Gas Co. Ltd.	600	9,865
Otsuka Corp.	400	14,223
Outsourcing, Inc.	2,500	24,639
Pressance Corp.	4,900	66,157
Qol Holdings Co. Ltd.	9,900	86,836
Recruit Holdings Co. Ltd.	6,800	188,480
Remixpoint, Inc.	10,800	24,816
Resona Holdings, Inc.	148,300	716,886
Ricoh Co. Ltd.	14,700	110,274
Round One Corp.	10,200	39,393
Sakai Chemical Industry Co. Ltd.	1,300	17,398
San ju San Financial Group, Inc.	3,900	46,549
Sanko Gosei Ltd.	18,700	86,015
Sanyo Shokai Ltd.	3,700	43,565
SCREEN Holdings Co. Ltd.	700	62,015
Seikagaku Corp.	9,700	59,635
Seino Holdings Co. Ltd.	6,500	71,683
Sekisui Chemical Co. Ltd.	200	2,837
Sekisui House Ltd.	200	4,075
Senshu Electric Co. Ltd.	700	17,333
Shibaura Machine Co. Ltd.	3,100	73,981
Shimadzu Corp.	2,500	78,422
Shin-Etsu Chemical Co. Ltd.	13,000	421,649
Shionogi & Co. Ltd.	2,400	108,558
SK-Electronics Co. Ltd.	3,000	40,410
SoftBank Corp.	7,600	87,669
SoftBank Group Corp.	200	7,873
SOSiLA Logistics REIT, Inc.	30	29,411
Square Enix Holdings Co. Ltd.	700	33,636
Subaru Corp.	49,700	795,516
SUMCO Corp.	9,200	138,388
Sumitomo Corp.	20,200	357,769
Sumitomo Forestry Co. Ltd.	4,800	94,969
Sumitomo Mitsui Financial Group, Inc.	9,600	384,936
Sun Frontier Fudousan Co. Ltd.	12,300	118,936
T&D Holdings, Inc.	18,600	231,057
Taisei Corp.	2,800	86,565
Takaoka Toko Co. Ltd.	700	12,447
Takara Leben Real Estate Investment Corp.	148	100,069
Takasago International Corp.	2,500	49,472
Take And Give Needs Co. Ltd.	4,800	48,727
Takeda Pharmaceutical Co. Ltd.	21,000	689,758
The 77 Bank Ltd.	3,300	53,935
The Bank of Iwate Ltd.	1,200	19,294
The Oita Bank Ltd.	2,200	33,999
Toda Kogyo Corp. (a)	1,400	26,923
Toho Gas Co. Ltd.	2,300	42,806
Tokyo Gas Co. Ltd.	13,100	246,679
Tokyo Seimitsu Co. Ltd.	1,100	42,655
Tokyotokeiba Co. Ltd.	1,000	30,579
Tokyu Fudosan Holdings Corp.	6,900	33,126
Tokyu REIT, Inc.	133	181,564
Tomen Devices Corp.	600	29,764
Topre Corp.	4,200	39,054
Toray Industries, Inc.	92,700	529,971
Tosho Co. Ltd.	3,700	32,287
Tosoh Corp.	2,800	38,044
Toyo Engineering Corp. (a)	10,800	46,207
Toyo Tire Corp.	3,300	38,576
Toyota Tsusho Corp.	1,300	55,411
Traders Holdings Co. Ltd.	5,800	21,517
TV Asahi Holdings Corp.	2,000	22,792
United Arrows Ltd.	1,600	23,212
WingArc1st, Inc.	1,300	19,262
Xebio Holdings Co. Ltd.	7,600	60,231
Yamazaki Baking Co. Ltd.	2,800	33,845
Z Holdings Corp.	33,700	95,625
		21,668,065
Jersey - 0.0% (e)
Centamin PLC	31,921	40,960

Luxembourg - 0.6%
ArcelorMittal SA	43,174	1,309,197
Tenaris SA	2,395	34,062
		1,343,259
Malaysia - 0.2%
Bumi Armada Bhd (a)	708,900	101,804
Genting Bhd	2,700	2,857
Heineken Malaysia Bhd	30,100	180,855
Hong Leong Financial Group Bhd	1,100	4,483
Lynas Rare Earths Ltd. (a)	8,009	34,209
MISC Bhd	20,700	33,926
Public Bank Bhd	47,200	42,848
RHB Bank Bhd	4,800	6,075
Telekom Malaysia Bhd	25,500	28,330
UMW Holdings Bhd	43,600	38,081
		473,468
Mauritius - 0.0% (e)
Capital Ltd.	76,573	93,174

Mexico - 0.4%
Alfa SAB de CV - Class A	82,800	52,612
Arca Continental SAB de CV	17,400	157,759
Coca-Cola Femsa SAB de CV	3,810	30,622
FIBRA Macquarie Mexico (b)	25,200	40,024
Fomento Economico Mexicano SAB de CV	10,300	98,056
GCC SAB de CV	5,500	43,646
Genomma Lab Internacional SAB de CV - Class B	36,100	29,068
Grupo Aeroportuario del Pacifico SAB de CV - Class B	400	7,803
Grupo Aeroportuario del Sureste SAB de CV - Class B	5,610	171,600
Grupo Mexico SAB de CV - Class B	3,100	14,664
Nemak SAB de CV (a)(b)	217,500	55,642
Orbia Advance Corp. SAB de CV	10,200	22,183
Promotora y Operadora de Infraestructura SAB de CV	9,060	90,379
		814,058
Netherlands - 4.7%
Adyen NV (a)(b)	1,170	1,855,179
ASM International NV	3,542	1,438,385
ASML Holding NV	1,523	1,040,663
ASML Holding NV - ADR	2,020	1,375,034
ASR Nederland NV	3,521	140,360
Heijmans NV - CVA	3,472	47,682
Heineken NV	3,901	419,963
ING Groep NV	90,135	1,072,347
Koninklijke Ahold Delhaize NV	9,966	340,893
Koninklijke Philips NV	47,998	876,249
Koninklijke Vopak NV	885	31,192
Ordina NV	18,630	120,719
Randstad NV	23,569	1,399,195
Signify NV (b)	1,849	61,652
Stellantis NV	625	11,373
Van Lanschot Kempen NV - CVA	4,143	126,469
Wolters Kluwer NV	1,862	234,965
		10,592,320
New Zealand - 0.1%
Air New Zealand Ltd. (a)	325,154	155,906
Fisher & Paykel Healthcare Corp. Ltd.	597	9,971
Spark New Zealand Ltd.	8,095	25,673
Summerset Group Holdings Ltd.	8,448	46,504
Xero Ltd. (a)	35	2,118
		240,172
Norway - 0.3%
Austevoll Seafood ASA	2,543	22,800
Belships ASA	26,892	51,987
BW Offshore Ltd.	7,035	19,975
DNB Bank ASA	16,992	304,790
Europris ASA (b)	8,367	58,214
Grieg Seafood ASA	2,532	19,826
Nordic Semiconductor ASA (a)	1,594	24,483
Norske Skog ASA (a)(b)	6,806	37,663
Rana Gruber ASA	12,433	72,546
Yara International ASA	22	958
		613,242
Philippines - 0.1%
BDO Unibank, Inc.	65,452	155,333
Megaworld Corp.	526,000	19,363
Metro Pacific Investments Corp.	885,000	59,980
Metropolitan Bank & Trust Co.	18,570	19,981
Robinsons Land Corp.	198,500	53,809
		308,466
Poland - 0.1%
Ciech SA	2,020	27,145
Enea SA (a)	11,520	16,868
PGE Polska Grupa Energetyczna SA (a)	37,945	55,321
Powszechna Kasa Oszczednosci Bank Polski SA	2,149	14,255
Powszechny Zaklad Ubezpieczen SA	548	4,454
Tauron Polska Energia SA (a)	109,000	48,790
		166,833
Portugal - 0.2%
Banco Comercial Portugues SA - Class R	252,997	56,125
EDP - Energias de Portugal SA	391	2,131
Jeronimo Martins SGPS SA	5,401	126,659
Sonae SGPS SA	146,343	159,704
		344,619
Qatar - 0.0% (e)
Qatar Fuel QSC	4,942	23,575

Russia 0.0% (e)
Novolipetsk Steel PJSC (a)(c)(d)	46,050	–
PhosAgro PJSC - GDR (a)(c)(d)	5,089	–
Sberbank of Russia PJSC (a)(c)(d)	29,200	–
Severstal PAO (a)(c)(d)	608	–
Surgutneftegas PJSC (c)(d)	168,940	–
Tatneft PJSC (c)(d)	19,624	–
		–
Saudi Arabia - 0.1%
Alamar Foods	791	30,431
Arab National Bank	2,791	19,236
Etihad Etisalat Co.	3,280	36,142
Saudi Telecom Co.	2,993	32,012
The Co. for Cooperative Insurance (a)	1,017	28,535
		146,356
Singapore - 0.7%
BW Energy Ltd. (a)	12,912	33,485
DBS Group Holdings Ltd.	29,850	741,839
First Resources Ltd.	30,500	36,183
Genting Singapore Ltd.	81,800	68,958
Golden Agri-Resources Ltd.	148,700	31,917
Grab Holdings Ltd. - Class A (a)	3,234	9,734
ISDN Holdings Ltd.	160,000	61,663
Jardine Cycle & Carriage Ltd.	200	4,724
Jiutian Chemical Group Ltd.	733,900	40,409
Oversea-Chinese Banking Corp. Ltd.	23,300	217,263
Raffles Medical Group Ltd.	77,400	86,920
Sasseur Real Estate Investment Trust	167,000	93,586
UMS Holdings Ltd.	137,900	115,691
United Overseas Bank Ltd.	1,400	31,414
		1,573,786
South Africa - 0.4%
African Rainbow Minerals Ltd.	2,254	29,267
Anglo American Platinum Ltd.	427	22,946
Astral Foods Ltd.	3,668	32,551
Fortress Real Estate Investments Ltd. - Class B (a)	166,666	42,551
Gold Fields Ltd.	16,621	220,720
Investec PLC	27,052	150,500
Mediclinic International PLC	5,226	31,832
Mr Price Group Ltd.	1,746	14,148
MTN Group Ltd.	3,355	23,974
MultiChoice Group	7,059	48,903
Old Mutual Ltd.	109,330	72,553
Resilient REIT Ltd.	12,224	32,028
Reunert Ltd.	6,086	20,663
Sappi Ltd.	9,664	24,864
Shoprite Holdings Ltd.	11,243	140,352
The Bidvest Group Ltd.	1,009	14,390
Vukile Property Fund Ltd.	90,869	63,476
		985,718
South Korea - 1.9%
ABLBio, Inc. (a)	1,179	19,441
AfreecaTV Co. Ltd.	477	31,416
Asia Paper Manufacturing Co. Ltd.	728	19,929
BNK Financial Group, Inc.	8,451	42,490
CJ Corp.	106	8,503
Daewon Pharmaceutical Co. Ltd.	1,866	20,680
DB HiTek Co. Ltd.	2,458	138,202
DB Insurance Co. Ltd.	589	33,910
DGB Financial Group, Inc.	4,019	21,392
F&F Holdings Co. Ltd.	995	19,279
GOLFZON Co. Ltd.	366	36,234
GS Holdings Corp.	669	20,843
Hanmi Pharm Co. Ltd.	328	64,704
Hanwha Corp.	4,137	83,738
HD Hyundai Co. Ltd.	480	21,515
Humasis Co. Ltd. (a)	6,297	22,115
Humedix Co. Ltd.	1,909	33,922
Hwa Shin Co. Ltd.	3,070	29,538
Hyundai Glovis Co. Ltd.	743	90,854
Hyundai Marine & Fire Insurance Co. Ltd.	1,791	46,591
HyVision System, Inc.	2,570	38,130
INTOPS Co. Ltd.	1,491	41,021
JB Financial Group Co. Ltd.	21,283	143,151
KB Financial Group, Inc.	10,390	381,624
Kia Corp.	6,068	380,074
KIWOOM Securities Co. Ltd.	1,905	148,785
KoMiCo Ltd.	1,190	46,334
Korean Air Lines Co. Ltd.	6,436	115,464
LF Corp.	2,819	37,693
LG Corp.	281	17,915
LG Uplus Corp.	2,552	21,289
MegaStudyEdu Co. Ltd.	727	32,759
Meritz Financial Group, Inc.	1,044	31,038
Mgame Corp (a)	6,202	42,229
Orion Corp.	1,239	130,145
Paik Kwang Industrial Co. Ltd.	5,691	22,637
Pan Ocean Co. Ltd.	11,316	50,842
Samchully Co. Ltd.	205	81,154
Samsung C&T Corp.	207	17,287
Samsung Card Co. Ltd.	875	20,480
Samsung Electronics Co. Ltd.	19,036	943,963
Samsung Publishing Co. Ltd.	1,206	21,290
Samsung Securities Co. Ltd.	162	3,967
Sangsin Energy Display Precision Co. Ltd.	4,032	71,781
Shinhan Financial Group Co. Ltd.	21,180	576,713
Shinsegae, Inc.	238	39,662
SL Corp.	1,921	41,587
Vitzrocell Co. Ltd.	2,648	36,347
Youngone Corp.	753	26,502
		4,367,159
Spain - 0.9%
Amadeus IT Group SA (a)	1,779	119,116
Banco Bilbao Vizcaya Argentaria SA	3,296	23,547
Banco de Sabadell SA	53,294	57,298
CaixaBank SA	178,942	696,649
Endesa SA	855	18,566
Energia Innovacion y Desarrollo Fotovoltaico SA (a)	3,350	106,856
Gestamp Automocion SA (b)	13,099	59,363
Grifols SA (a)	2,029	20,076
Iberdrola SA	41,664	518,980
Industria de Diseno Textil SA	10,738	360,614
Laboratorios Farmaceuticos Rovi SA	1,695	70,933
Prosegur Cia de Seguridad SA	9,848	19,590
Red Electrica Corp. SA	238	4,187
Repsol SA	3,456	53,200
		2,128,975
Sweden - 2.2%
Assa Abloy AB - Class B	4,225	101,442
Atlas Copco AB - Class A	60,079	761,712
Atlas Copco AB - Class B	38,605	443,880
Betsson AB - Class B	13,745	130,678
BioGaia AB - Class B	7,952	70,301
Bravida Holding AB (b)	3,013	33,923
Castellum AB (f)	12,555	146,381
Essity AB - Class B	166	4,747
Evolution AB (b)	12,220	1,639,643
Fortnox AB	11,685	80,174
G5 Entertainment AB	1,113	22,979
Hemnet Group AB	5,512	92,052
HMS Networks AB	922	37,757
Hoist Finance AB (a)(b)	7,368	15,945
Inwido AB	2,126	22,599
Modern Times Group MTG AB - Class B	8,110	58,857
NCAB Group AB	3,282	19,378
New Wave Group AB - Class B	4,429	75,922
Nibe Industrier AB (a)	2,447	27,905
Nordic Waterproofing Holding AB	878	13,775
Nyfosa AB	5,550	38,635
Sectra AB - Class B	7,633	119,662
Skandinaviska Enskilda Banken AB - Class A	30,208	333,153
Skanska AB - Class B	783	11,996
SkiStar AB	6,421	77,228
SSAB AB - Class B	29,607	211,588
Swedbank AB - Class A	1,989	32,642
Swedish Orphan Biovitrum AB (a)	1,568	36,546
Transtema Group AB (a)	10,415	33,529
Trelleborg AB - Class B	4,530	128,875
Volvo AB - Class A	5,919	127,544
Wihlborgs Fastigheter AB	5,276	40,445
		4,991,893
Switzerland - 4.3%
Barry Callebaut AG	78	165,599
Basilea Pharmaceutica AG (a)	686	37,570
Belimo Holding AG (a)	59	28,464
Burkhalter Holding AG	556	52,923
Coca-Cola HBC AG	5,650	154,556
Comet Holding AG	241	67,053
dormakaba Holding AG	69	29,553
Ferrexpo PLC	7,905	11,487
Galenica AG (b)	438	37,038
Glencore PLC	8,566	49,272
Implenia AG	911	38,173
Inficon Holding AG	73	79,077
Julius Baer Group Ltd.	11,444	783,564
Leonteq AG	620	34,735
Lonza Group AG	1,280	769,875
Mobilezone Holding AG	2,003	32,769
Nestle SA	16,795	2,050,280
Novartis AG	4,724	433,686
Roche Holding AG	4,628	1,324,475
Sensirion Holding AG (a)(b)	185	20,281
SFS Group AG	310	40,274
Sika AG	5,672	1,592,052
STMicroelectronics NV	9,840	526,404
Swiss Re AG	1,206	124,044
Swissquote Group Holding SA	734	143,925
UBS Group AG	46,549	982,936
Zurich Insurance Group AG	109	52,156
		9,662,221
Taiwan - 2.8%
Accton Technology Corp.	20,000	211,666
Advanced International Multitech Co. Ltd.	15,000	49,132
Allied Supreme Corp.	4,000	39,913
Anpec Electronics Corp.	7,000	36,543
Ardentec Corp.	47,000	89,318
Asia Polymer Corp.	44,000	41,799
Chicony Electronics Co. Ltd.	15,000	47,133
Chicony Power Technology Co. Ltd.	49,000	130,401
China Man-Made Fiber Corp. (a)	281,000	76,983
Chroma ATE, Inc.	5,000	29,182
CTBC Financial Holding Co. Ltd.	176,000	126,850
Delta Electronics, Inc.	2,000	19,865
Depo Auto Parts Ind Co. Ltd.	40,000	119,851
Eva Airways Corp.	22,000	19,493
Evergreen International Storage & Transport Corp.	33,000	30,171
Far EasTone Telecommunications Co. Ltd.	23,000	56,903
Faraday Technology Corp.	4,000	26,096
Fitipower Integrated Technology, Inc.	15,000	83,168
Formosa Advanced Technologies Co. Ltd.	39,000	57,071
Genius Electronic Optical Co. Ltd.	3,000	38,370
Getac Holdings Corp.	38,000	66,887
Global Unichip Corp.	1,000	36,118
Globalwafers Co. Ltd.	3,000	51,546
Gold Circuit Electronics Ltd.	6,100	19,604
Grape King Bio Ltd.	11,000	65,177
Hon Hai Precision Industry Co. Ltd.	408,961	1,402,891
International Games System Co. Ltd.	4,000	75,500
Kindom Development Co. Ltd.	54,000	53,283
King Yuan Electronics Co. Ltd.	35,000	56,084
L&K Engineering Co. Ltd.	16,000	25,497
Liton Technology Corp.	32,366	40,299
Lotes Co. Ltd.	4,000	120,662
MediaTek, Inc.	1,600	41,766
Nan Ya Printed Circuit Board Corp.	3,000	28,243
Novatek Microelectronics Corp.	1,000	14,229
Realtek Semiconductor Corp.	6,400	82,261
Sanyang Motor Co. Ltd.	33,000	42,437
Silicon Motion Technology Corp. - ADR	428	28,043
Sinon Corp.	32,000	39,869
Sitronix Technology Corp.	10,000	78,654
Standard Chemical & Pharmaceutical Co. Ltd.	68,000	123,759
TaiDoc Technology Corp.	8,000	48,628
Taiwan Semiconductor Manufacturing Co. Ltd.	110,600	1,959,375
Taiwan Surface Mounting Technology Corp.	11,000	35,307
Ton Yi Industrial Corp.	81,000	51,551
Unimicron Technology Corp.	4,000	19,605
Voltronic Power Technology Corp.	1,000	56,891
Wiwynn Corp	6,000	223,060
Zhen Ding Technology Holding Ltd.	34,000	128,065
		6,345,199
Thailand - 0.5%
Amata Corp. PCL	62,800	41,784
AP Thailand PCL - NVDR	555,300	194,966
Chularat Hospital PCL - NVDR	681,600	72,167
Ichitan Group PCL	282,000	109,990
Krung Thai Bank PCL - NVDR	62,700	30,286
Minor International PCL - NVDR (a)	34,000	32,078
PTT Exploration & Production PCL - NVDR	30,100	132,968
Sappe PCL	25,600	42,439
SCB X PCL	135,300	393,693
		1,050,371
Turkey - 0.3%
Akbank TAS	370,200	325,351
BIM Birlesik Magazalar AS	644	4,979
Haci Omer Sabanci Holding AS	42,808	87,980
Logo Yazilim Sanayi Ve Ticaret AS	9,697	33,273
Migros Ticaret AS (a)	8,495	73,966
Sok Marketler Ticaret AS (a)	26,189	39,442
Turkcell Iletisim Hizmetleri AS	47,020	78,081
Turkiye Is Bankasi AS - Class C	6,921	4,656
Turkiye Petrol Rafinerileri AS	1,161	31,961
		679,689
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	202,221	456,919
Abu Dhabi Islamic Bank PJSC	40,079	108,949
Emaar Development PJSC (a)	18,745	28,248
Orascom Construction PLC	6,316	19,655
TECOM Group PJSC	65,862	42,727
		656,498
United States - 3.0%
Aon PLC - Class A	5,500	1,734,095
EPAM Systems, Inc. (a)	2,890	864,110
FleetPartners GR (a)	24,816	34,649
International Game Technology PLC	1,275	34,170
Linde PLC	2,700	959,688
Mettler-Toledo International, Inc. (a)	700	1,071,147
ResMed, Inc.	3,810	834,352
Southern Copper Corp.	847	64,584
STERIS PLC	5,890	1,126,639
		6,723,434
Vietnam - 0.2%
Vietnam Dairy Products JSC	149,900	475,323
Total Common Stocks (Cost $150,330,671)		175,213,631

PREFERRED STOCKS - 1.0%
Brazil - 0.5%
Cia de Ferro Ligas da Bahia FERBASA	4,500	47,047
Cia de Saneamento do Parana	155,500	110,755
Cia Energetica de Minas Gerais	149,600	338,548
Gol Linhas Aereas Inteligentes SA	40,700	53,561
Itau Unibanco Holding SA	85,821	420,770
Metalurgica Gerdau SA	21,900	51,202
Petroleo Brasileiro SA	5,300	24,469
Unipar Carbocloro SA - Class B	2,350	32,460
		1,078,812
Columbia - 0.0% (e)
Bancolombia SA	2,997	18,779

Germany- 0.5%
Bayerische Motoren Werke AG	1,812	185,352
Schaeffler AG	12,440	94,662
Volkswagen AG	6,165	841,245
		1,121,259
Russia - 0.0% (e)
Surgutneftegas PJSC (c)(d)	270,800	–

South Korea - 0.0% (e)
Hyundai Motor Co.	7	518
Total Preferred Stocks (Cost $3,041,199)		2,219,368

	Par Value
U.S. TREASURY OBLIGATIONS - 1.0%
U.S. Treasury Notes - 1.0%
0.250%, due 09/30/23	$ 33,000	32,289
0.250%, due 06/15/24	250,000	237,656
0.750%, due 11/15/24	60,000	56,709
4.625%, due 02/28/25	117,000	118,133
3.875%, due 03/31/25	52,000	51,838
0.250%, due 10/31/25	59,000	53,782
4.625%, due 03/15/26	210,000	214,791
0.875%, due 09/30/26	236,000	213,728
1.250%, due 11/30/26	361,000	330,202
1.500%, due 01/31/27	18,900	17,400
2.750%, due 04/30/27	1,000	964
3.250%, due 06/30/27	2,600	2,555
4.000%, due 02/29/28	167,000	170,027
3.625%, due 03/31/28	148,000	148,231
1.625%, due 05/15/31	288,000	250,290
2.750%, due 08/15/32	18,500	17,407
4.125%, due 11/15/32	141,400	148,603
3.500%, due 02/15/33	209,400	209,727
Total U.S. Treasury Obligations (Cost $2,373,786)		2,274,332

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.810%, due 03/25/30, Callable: 12/25/29 (g)	499,639	46,369
Series K-1501, 0.515%, due 04/25/30, Callable: 02/25/30 (g)	2,678,019	54,054
Series K-110, 1.813%, due 04/25/30, Callable: 02/25/30 (g)	497,875	45,028
Series K-118, 1.052%, due 09/25/30, Callable: 06/25/30 (g)	994,954	55,053
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $160,757)		200,504

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.5%
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 7.198%, due 04/17/34 (1 Month U.S. LIBOR + 2.250%) (b)(h)	200,000	163,208
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 5.820%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (b)(h)	200,000	185,010
BBCMS 2021-AGW Mortgage Trust
Series 2021-AGW, 6.198%, due 06/16/36, Callable: 06/15/23 (1 Month U.S. LIBOR + 1.250%) (b)(h)	100,000	93,101
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 6.404%, due 10/15/37 (1 Month SOFR Rate + 1.514%) (b)(h)	70,000	67,019
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51, Callable: 04/25/45 (b)(g)	529,742	417,234
COLT 2021-2 Mortgage Loan Trust
Series 2021-2, 0.924%, due 08/25/66, Callable: 07/25/23 (b)(g)	231,826	189,909
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67, Callable: 04/25/25 (SOFR 30 Day Average + 1.700%) (b)(h)	357,693	342,001
GS Mortgage Securities Corp Trust 2018-HART
Series 2018-HART, 6.040%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (b)(h)	190,000	178,597
GS Mortgage-Backed Securities Trust 2021-PJ10
Series 2021-PJ10, 2.500%, due 03/25/52, Callable: 11/25/47 (b)(g)	432,909	372,437
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (b)	200,000	176,043
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (b)	150,000	146,504
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47, Callable: 10/25/30 (b)(g)	56,224	50,648
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48, Callable: 06/25/29 (b)(g)	110,461	99,503
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49, Callable: 04/25/23 (b)(g)	11,934	11,216
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50, Callable: 01/25/37 (b)(g)	121,361	110,833
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50, Callable: 06/25/35 (b)(g)	73,941	64,732
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51, Callable: 02/25/47 (b)(g)	252,905	199,509
JP Morgan Mortgage Trust 2021-14
Series 2021-14, 2.500%, due 05/25/52, Callable: 11/25/45 (b)(g)	221,915	180,332
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.500%, due 09/25/52, Callable: 03/25/48 (b)(g)	378,162	297,610
JP Morgan Mortgage Trust 2022-6
Series 2022-6, 3.000%, due 05/25/52, Callable: 06/25/48 (b)(g)	190,578	161,485
JP Morgan Mortgage Trust 2023-2
Series 2023-2, 5.000%, due 07/25/53, Callable: 09/25/35 (b)(g)	99,335	96,766
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45, Callable: 06/25/23 (b)(g)	57,856	52,870
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.204%, due 07/17/45, Callable: 06/15/23 (g)	182,000	175,633
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 4.016%, due 11/18/49, Callable: 11/15/26 (g)	200,000	154,393
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51, Callable: 08/25/47 (b)(g)	200,000	119,803
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50, Callable: 05/25/40 (b)(g)	68,624	59,769
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 6.770%, due 04/25/38, Callable: 03/25/24 (1 Month U.S. LIBOR + 1.750%) (b)(h)	400,000	387,443
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43, Callable: 08/25/25 (g)	80,457	69,113
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49, Callable: 02/25/24 (b)(g)	1,857	1,816
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49, Callable: 01/25/27 (b)(g)	6,199	5,860
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50, Callable: 01/25/45 (b)(g)	200,000	144,374
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51, Callable: 09/25/46 (b)(g)	400,000	276,732
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/17/41 (b)	220,000	174,961
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series A, 6.148%, due 05/15/31 (1 Month U.S. LIBOR + 1.200%) (b)(h)	100,000	95,072
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50, Callable: 09/25/27 (b)(g)	97,587	84,703
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47, Callable: 08/15/24 (g)	207,000	194,944
Total Non-Agency Mortgage-Backed Obligations (Cost $6,425,898)		5,601,183

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
BANK 2020-BNK30
Series 2020-BNK30, 1.415%, due 12/17/53 (g)	974,712	66,598
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.883%, due 09/17/53, Callable: 10/15/30 (g)	992,667	75,689
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.825%, due 08/15/53, Callable: 06/15/30 (g)	786,098	52,422
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $277,757)		194,709

ASSET-BACKED SECURITIES - 1.6%
ACHV ABS TRUST 2023-1PL
Series 2023-1PL, 6.420%, due 03/18/30, Callable: Currently (b)	119,690	119,561
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	78,871	71,433
American Airlines 2016-1 Class AA Pass Through Trust
Series 2016-1, 3.575%, due 07/15/29	8,978	8,207
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	31,658	28,420
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27, Callable: 07/18/25	100,000	90,180
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46, Callable: 11/20/23 (b)	85,858	76,795
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47, Callable: 01/18/24 (b)	67,360	58,713
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46, Callable: Currently (b)	88,520	84,858
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25, Callable: 12/15/24	55,633	55,317
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	232,173	192,298
GM Financial Consumer Automobile Receivables Trust 2023-1
Series B, 5.030%, due 09/18/28, Callable: 09/16/26	200,000	198,921
Kubota Credit Owner Trust 2023-1
Series A-3, 5.020%, due 06/15/27, Callable: 12/15/26 (b)	100,000	100,094
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50, Callable: 10/25/28 (b)	152,623	136,675
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47, Callable: 03/20/36 (b)	200,222	165,400
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31, Callable: 02/15/25 (b)	200,000	193,930
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46, Callable: 11/20/32 (b)	83,731	70,063
Mosaic Solar Loans 2017-2 LLC
Series 2017-2, 3.820%, due 06/22/43, Callable: 04/20/29 (b)	287,102	261,247
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/15/69, Callable: 05/15/27 (b)	108,278	96,824
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69, Callable: 02/15/28 (b)	65,859	57,548
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28, Callable: 02/10/25 (b)	200,000	182,502
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26, Callable: Currently (b)	100,000	96,535
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26, Callable: 07/15/25 (b)	150,000	138,042
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26, Callable: 07/15/24	41,570	41,376
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26, Callable: 11/15/24	89,906	88,148
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54, Callable: Currently (b)	211,048	189,997
SoFi Consumer Loan Program 2023-1S Trust
Series 2023-1S, 5.810%, due 05/15/31, Callable: 09/15/25 (b)	100,000	100,075
Sofi Professional Loan Program 2017-C LLC
Series A-1, 5.620%, due 07/25/40, Callable: 01/25/25 (1 Month U.S. LIBOR + 0.600%) (b)(h)	17,633	17,590
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47, Callable: 08/25/25 (b)	55,679	54,027
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47, Callable: 06/20/27 (b)	222,707	197,073
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (b)	178,385	140,300
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28, Callable: 07/15/24 (b)	150,000	142,916
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25, Callable: 06/15/24 (b)	8,189	8,172
Total Asset-Backed Securities (Cost $3,782,021)		3,463,237

COLLATERALIZED LOAN OBLIGATIONS - 2.0%
AB BSL CLO 4 Ltd.
6.957%, due 04/21/36, Callable: Currently (3 Month SOFR Rate + 2.000%) (b)(h)	250,000	249,978
Aimco CLO 11 Ltd.
Series 2020-11R, 6.390%, due 10/17/34, Callable: 10/17/23 (3 Month U.S. LIBOR + 1.130%) (b)(h)	250,000	243,432
Apidos CLO XXIII
Series XXIII, 6.480%, due 04/15/33, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.220%) (b)(h)	400,000	393,000
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 6.548%, due 05/15/36, Callable: 12/15/23 (1 Month U.S. LIBOR + 1.600%) (b)(h)	450,000	429,830
Betony CLO 2 Ltd.
Series 2018, 6.379%, due 04/30/31, Callable: 04/30/23 (3 Month U.S. LIBOR + 1.080%) (b)(h)	250,000	246,866
BlueMountain CLO XXXI Ltd.
Series A-1, 6.415%, due 04/19/34, Callable: 04/19/23 (3 Month U.S. LIBOR + 1.150%) (b)(h)	250,000	243,141
CARLYLE US CLO 2021-1 Ltd.
Series LTD, 6.400%, due 04/15/34, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.140%) (b)(h)	250,000	244,064
Madison Park Funding XXI Ltd.
Series FLT, 6.660%, due 10/15/32, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.400%) (b)(h)	250,000	243,268
Marble Point CLO XIV Ltd.
Series FLT, 6.530%, due 01/20/32, Callable: 04/20/23 (3 Month U.S. LIBOR + 1.280%) (b)(h)	490,000	481,529
MF1 2021-FL7 Ltd.
Series 2021-FL7, 7.009%, due 10/16/36, Callable: 10/16/23 (1 Month U.S. LIBOR + 2.050%) (b)(c)(h)	200,000	185,500
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series FLT, 6.288%, due 01/22/35, Callable: 04/20/23 (3 Month SOFR Rate + 1.240%) (b)(h)	250,000	244,491
Oaktree CLO 2019-1 Ltd.
Series 2019-1R, 6.383%, due 04/22/30, Callable: 04/22/23 (3 Month U.S. LIBOR + 1.110%) (b)(h)	250,000	244,033
Octagon Investment Partners 48 Ltd.
Series A-R, 6.400%, due 10/20/34, Callable: 10/20/23 (3 Month U.S. LIBOR + 1.150%) (b)(h)	400,000	388,702
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 6.019%, due 11/14/34, Callable: 11/14/23 (3 Month U.S. LIBOR + 1.150%) (b)(h)	250,000	243,775
TCI-Symphony CLO 2016-1 Ltd.
Series FLT, 6.262%, due 10/13/32, Callable: 04/13/23 (3 Month U.S. LIBOR + 1.020%) (b)(h)	500,000	490,980
Total Collateralized Loan Obligations (Cost $4,674,503)		4,572,589

CORPORATE BONDS - 4.4%
Bermuda - 0.0% (e)
Triton Container International Ltd.
2.050%, due 04/15/26, Callable: 03/15/26 (b)	114,000	101,573

Britain - 0.2%
HSBC Holdings PLC
2.206%, due 08/17/29, Callable: 08/17/28 (SOFR Rate + 1.285%) (h)	200,000	167,708
Royalty Pharma PLC
1.200%, due 09/02/25, Callable: 08/02/25	64,000	59,273
1.750%, due 09/02/27, Callable: 07/02/27	178,000	154,321
2.200%, due 09/02/30, Callable: 06/02/30	96,000	78,270
		459,572
Canada - 0.2%
Enbridge, Inc.
1.600%, due 10/04/26, Callable: 09/04/26	114,000	102,195
Nutrien Ltd.
5.950%, due 11/07/25	98,000	100,449
Royal Bank of Canada
1.200%, due 04/27/26	91,000	81,461
The Bank of Nova Scotia
2.700%, due 08/03/26	111,000	102,833
		386,938
Cayman Islands - 0.1%
Avolon Holdings Funding Ltd.
2.125%, due 02/21/26, Callable: 01/21/26 (b)	204,000	180,763

France - 0.1%
BNP Paribas SA
2.819%, due 11/19/25, Callable: 11/19/24 (3 Month U.S. LIBOR + 1.111%) (b)(h)	200,000	190,510

Japan - 0.0% (e)
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	70,000	69,563
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (b)	71,000	65,902
		135,465
United States - 3.8%
AbbVie, Inc.
3.800%, due 03/15/25, Callable: 12/15/24	128,000	125,900
Amazon.com, Inc.
1.500%, due 06/03/30, Callable: 03/03/30	108,000	89,733
Ameren Illinois Co.
3.800%, due 05/15/28, Callable: 02/15/28	80,000	77,533
American Express Co.
2.250%, due 03/04/25, Callable: 02/01/25	69,000	65,492
American Honda Finance Corp.
1.200%, due 07/08/25	74,000	68,575
American International Group, Inc.
3.900%, due 04/01/26, Callable: 01/01/26	30,000	29,170
Amgen, Inc.
3.200%, due 11/02/27, Callable: 08/02/27	117,000	110,606
Apple, Inc.
1.200%, due 02/08/28, Callable: 12/08/27	91,000	79,637
Assurant, Inc.
4.200%, due 09/27/23, Callable: 08/27/23	10,000	9,937
AT&T, Inc.
2.250%, due 02/01/32, Callable: 11/01/31	146,000	119,019
Bank of America Corp.
4.000%, due 01/22/25	75,000	73,293
0.976%, due 04/22/25, Callable: 04/22/24 (SOFR Rate + 0.690%) (h)	196,000	186,753
1.734%, due 07/22/27, Callable: 07/22/26 (SOFR Rate + 0.960%) (h)	325,000	290,240
3.593%, due 07/21/28, Callable: 07/21/27 (3 Month U.S. LIBOR + 1.370%) (h)	67,000	62,990
2.592%, due 04/29/31, Callable: 04/29/30 (SOFR Rate + 2.150%) (h)	177,000	149,528
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28, Callable: 06/05/28 (b)	148,000	123,227
Broadcom, Inc.
3.459%, due 09/15/26, Callable: 07/15/26	71,000	67,680
2.450%, due 02/15/31, Callable: 11/15/30 (b)	62,000	50,787
Capital One Financial Corp.
1.878%, due 11/02/27, Callable: 11/02/26 (SOFR Rate + 0.855%) (h)	97,000	83,495
Carrier Global Corp.
2.722%, due 02/15/30, Callable: 11/15/29	145,000	126,300
Caterpillar Financial Services Corp.
3.250%, due 12/01/24	95,000	92,723
Citigroup, Inc.
0.981%, due 05/01/25, Callable: 05/01/24 (SOFR Rate + 0.669%) (h)	137,000	130,203
CVS Health Corp.
3.875%, due 07/20/25, Callable: 04/20/25	247,000	242,219
1.750%, due 08/21/30, Callable: 05/21/30	146,000	118,695
Duke Energy Corp.
3.150%, due 08/15/27, Callable: 05/15/27	143,000	134,156
Ecolab, Inc.
4.800%, due 03/24/30, Callable: 12/24/29	64,000	65,179
Entergy Corp.
0.900%, due 09/15/25, Callable: 08/15/25	101,000	91,118
Enterprise Products Operating LLC
2.800%, due 01/31/30, Callable: 10/31/29	73,000	64,493
Equinix, Inc.
1.250%, due 07/15/25, Callable: 06/15/25	133,000	122,367
2.900%, due 11/18/26, Callable: 09/18/26	73,000	67,885
Fidelity National Information Services, Inc.
4.700%, due 07/15/27, Callable: 06/15/27	104,000	102,594
Fiserv, Inc.
3.850%, due 06/01/25, Callable: 03/01/25	55,000	53,830
5.450%, due 03/02/28, Callable: 02/02/28	101,000	103,179
Global Payments, Inc.
1.200%, due 03/01/26, Callable: 02/01/26	61,000	54,205
HCA, Inc.
4.125%, due 06/15/29, Callable: 03/15/29	103,000	96,202
Intel Corp.
3.700%, due 07/29/25, Callable: 04/29/25	34,000	33,501
Intercontinental Exchange, Inc.
3.750%, due 12/01/25, Callable: 09/01/25	93,000	90,197
JPMorgan Chase & Co.
1.470%, due 09/22/27, Callable: 09/22/26 (SOFR Rate + 0.765%) (h)	241,000	211,950
2.947%, due 02/24/28, Callable: 02/24/27 (SOFR Rate + 1.170%) (h)	81,000	75,152
1.953%, due 02/04/32, Callable: 02/04/31 (SOFR Rate + 1.065%) (h)	20,000	16,060
2.580%, due 04/22/32, Callable: 04/22/31 (SOFR Rate + 1.250%) (h)	73,000	61,155
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25, Callable: 03/25/25	17,000	16,728
Kinder Morgan, Inc.
1.750%, due 11/15/26, Callable: 10/15/26	76,000	68,440
Kite Realty Group LP
4.000%, due 10/01/26, Callable: 07/01/26	78,000	72,443
Lowe's Cos., Inc.
3.350%, due 04/01/27, Callable: 03/01/27	71,000	68,057
Main Street Capital Corp.
3.000%, due 07/14/26, Callable: 06/14/26	62,000	53,798
Meta Platforms, Inc.
3.500%, due 08/15/27, Callable: 07/15/27	20,000	19,327
3.850%, due 08/15/32, Callable: 05/15/32	29,000	27,206
Morgan Stanley
1.164%, due 10/21/25, Callable: 10/21/24 (SOFR Rate + 0.560%) (h)	101,000	94,493
2.188%, due 04/28/26, Callable: 04/28/25 (SOFR Rate + 1.990%) (h)	235,000	221,839
1.593%, due 05/04/27, Callable: 05/04/26 (SOFR Rate + 0.879%) (h)	183,000	164,682
1.512%, due 07/20/27, Callable: 07/20/26 (SOFR Rate + 0.858%) (h)	122,000	108,323
2.239%, due 07/21/32, Callable: 07/21/31 (SOFR Rate + 1.178%) (h)	37,000	29,694
6.342%, due 10/18/33, Callable: 10/18/32 (SOFR Rate + 2.560%) (h)	111,000	120,979
5.297%, due 04/20/37, Callable: 04/20/32 (SOFR Rate + 2.620%) (h)	10,000	9,436
5.948%, due 01/19/38, Callable: 01/19/33 (5 Year CMT Rate + 2.430%) (h)	1,000	994
MPLX LP
4.875%, due 12/01/24, Callable: 09/01/24	74,000	73,502
2.650%, due 08/15/30, Callable: 05/15/30	32,000	27,078
Nestle Holdings, Inc.
5.250%, due 03/13/26 (b)	150,000	153,959
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27, Callable: 06/15/27	103,000	102,391
Nucor Corp.
4.300%, due 05/23/27, Callable: 04/23/27	69,000	67,747
Oracle Corp.
3.250%, due 11/15/27, Callable: 08/15/27	109,000	102,573
2.950%, due 04/01/30, Callable: 01/01/30	211,000	185,812
O'Reilly Automotive, Inc.
3.600%, due 09/01/27, Callable: 06/01/27	146,000	141,003
Ovintiv Exploration, Inc.
5.375%, due 01/01/26, Callable: 10/01/25	101,000	100,495
Parker-Hannifin Corp.
4.250%, due 09/15/27, Callable: 08/15/27	102,000	99,950
PepsiCo, Inc.
2.625%, due 07/29/29, Callable: 04/29/29	84,000	76,885
Phillips 66
0.900%, due 02/15/24, Callable: 05/1/23	71,000	68,644
Plains All American Pipeline LP
4.650%, due 10/15/25, Callable: 07/15/25	101,000	99,696
PPG Industries, Inc.
1.200%, due 03/15/26, Callable: 02/15/26	113,000	102,017
Raytheon Technologies Corp.
3.200%, due 03/15/24, Callable: 01/15/24	92,000	90,381
Realty Income Corp.
3.250%, due 01/15/31, Callable: 10/15/30	120,000	104,850
Ross Stores, Inc.
4.600%, due 04/15/25, Callable: 03/15/25	120,000	119,654
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27, Callable: 09/15/26	57,000	56,715
Sierra Pacific Power Co.
2.600%, due 05/01/26, Callable: 02/01/26	128,000	119,554
Southwestern Electric Power Co.
1.650%, due 03/15/26, Callable: 02/15/26	91,000	82,485
Steel Dynamics, Inc.
1.650%, due 10/15/27, Callable: 08/15/27	73,000	62,451
The AES Corp.
1.375%, due 01/15/26, Callable: 12/15/25	71,000	63,724
The Boeing Co.
4.875%, due 05/01/25, Callable: 04/1/25	75,000	74,654
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26, Callable: 02/12/25 (SOFR Rate + 0.609%) (h)	91,000	83,331
The Home Depot, Inc.
1.500%, due 09/15/28, Callable: 07/15/28	103,000	89,671
The Walt Disney Co.
2.200%, due 01/13/28	72,000	65,795
T-Mobile USA, Inc.
2.250%, due 02/15/26, Callable: 04/11/23	126,000	117,166
3.750%, due 04/15/27, Callable: 02/15/27	57,000	54,828
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25, Callable: 03/01/25 (b)	108,000	105,004
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28	-	-
US Bancorp
4.548%, due 07/22/28, Callable: 07/22/27 (SOFR Rate + 1.660%) (h)	42,000	40,955
Verizon Communications, Inc.
4.329%, due 09/21/28	73,000	71,829
2.355%, due 03/15/32, Callable: 12/15/31	160,000	130,963
VMware, Inc.
1.000%, due 08/15/24, Callable: 05/01/23	95,000	89,514
Walmart, Inc.
1.050%, due 09/17/26, Callable: 08/17/26	105,000	94,626
WEC Energy Group, Inc.
5.150%, due 10/01/27, Callable: 09/01/27	66,000	67,052
Wells Fargo & Co.
2.406%, due 10/30/25, Callable: 10/30/24 (3 Month U.S. LIBOR + 0.825%) (h)	182,000	173,327
2.164%, due 02/11/26, Callable: 02/11/25 (3 Month U.S. LIBOR + 0.750%) (h)	40,000	37,736
		8,491,414
Total Corporate Bonds (Cost $10,646,524)		9,946,235

AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.0%	Shares
Voya VACS Series EMHCD Fund	124	1,243
Voya VACS Series HYB Fund	85,914	868,587
Voya VACS Series SC Fund	572,366	5,723,663
Total Affiliated Registered Investment Companies (Cost $7,007,200)		6,593,493

Total Investments at Value - 93.8% (Cost $188,720,316)		210,279,281
Other Assets in Excess of Liabilities - 6.2%		13,983,301
Net Assets - 100.0%		$224,262,582

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CMT	Constant Maturity Treasury
CVA	Certificaten Van Aandelen
GDR	Global Depository Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2023, the value of these investments was $20,935,124, or 9.3% of total net assets.

(c)	Illiquid security. The total value of such securities is $185,500 as of March 31, 2023, representing 0.1% of net assets.
(d)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of March 31, 2023, representing 0.0% of net assets.

(e)	Represents less than 0.1%
(f)	This security or a partial position of this security is on loan at March 31, 2023. The total fair value of securities on loan at March 31, 2023 was $458,468.
(g)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2023.
(h)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2023.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2023 (Unaudited)

		Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Goldman Sachs Bank, USA	MSCI Emerging Markets Total Return Index	Receive	(U.S. Federal Funds Rate + 0.200%)	12/04/2023	At Maturity	25,623	$ 12,946,918	$ 1,742,882
Morgan Stanley Capital	MSCI EAFE Total Return Index	Receive	(U.S. Federal Funds Rate + 0.070%)	12/04/2023	Monthly	4,336	30,961,876	5,227,661
Total Return Swaps								$ 6,970,543

The average monthly notional amount of total return swaps for Wilshire International Equity Fund during the three months ended March 31, 2023 was $43,660,928.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2023 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Depreciation
2-Year U.S. Treasury Note Future	4	06/30/2023	$796,999	$(9,497)
5-Year U.S. Treasury Note Future	36	06/30/2023	3,529,523	(69,561)
10-Year U.S. Treasury Note Future	14	06/21/2023	1,427,103	(42,057)
U.S. Treasury Long Bond Future	10	06/21/2023	1,111,022	(49,006)
Ultra 10-Year U.S. Treasury Bond Future	9	06/21/2023	946,681	(32,644)
Ultra Long-Term U.S. Treasury Bond Future	7	06/21/2023	652,791	(32,555)
Total Futures Contracts Sold Short			$8,464,119	$(235,320)

The average monthly notional amount of futures contracts sold short for Wilshire International Equity Fund during the three months ended March 31, 2023 was $7,865,385.

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2023:

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .
Australia . . . . . . . . . . . . . . . . . . . . . . .	$1,415,576	$5,494,932	$-		$6,910,508
Austria . . . . . . . . . . . . . . . . . . . . . . .	-	495,966	-		495,966
Belgium . . . . . . . . . . . . . . . . . . . . . . .	-	266,459	-		266,459
Bermuda . . . . . . . . . . . . . . . . . . . . . . .	967,826	-	-		967,826
Brazil . . . . . . . . . . . . . . . . . . . . . . .	2,225,778	-	-		2,225,778
Britain . . . . . . . . . . . . . . . . . . . . . . .	98,493	16,410,038	-		16,508,531
Canada . . . . . . . . . . . . . . . . . . . . . . .	9,637,606	-	-	*	9,637,606
Chile . . . . . . . . . . . . . . . . . . . . . . .	138,302	-	-		138,302
China . . . . . . . . . . . . . . . . . . . . . . .	1,740,906	7,404,031	-		9,144,937
Colombia . . . . . . . . . . . . . . . . . . . . . . .	503	-	-		503
Czech Republic . . . . . . . . . . . . . . . . . . . . . . .	-	44,093	-		44,093
Denmark . . . . . . . . . . . . . . . . . . . . . . .	-	6,183,930	-		6,183,930
Egypt . . . . . . . . . . . . . . . . . . . . . . .	207,924	-	-		207,924
Finland . . . . . . . . . . . . . . . . . . . . . . .	-	2,362,755	-		2,362,755
France . . . . . . . . . . . . . . . . . . . . . . .	-	16,054,133	-		16,054,133
Georgia . . . . . . . . . . . . . . . . . . . . . . .	-	51,358	-		51,358
Germany . . . . . . . . . . . . . . . . . . . . . . .	142,558	7,499,928	-		7,642,486
Greece . . . . . . . . . . . . . . . . . . . . . . .	27,091	130,830	-	*	157,921
Hong Kong . . . . . . . . . . . . . . . . . . . . . . .	67,975	4,815,719	-		4,883,694
India . . . . . . . . . . . . . . . . . . . . . . .	1,299,606	3,256,550	-		4,556,156
Indonesia . . . . . . . . . . . . . . . . . . . . . . .	-	742,436	-		742,436
Ireland . . . . . . . . . . . . . . . . . . . . . . .	2,356,002	1,827,015	-		4,183,017
Isle Of Man . . . . . . . . . . . . . . . . . . . . . . .	-	62,321	-		62,321
Israel . . . . . . . . . . . . . . . . . . . . . . .	107,643	394,123	-		501,766
Italy . . . . . . . . . . . . . . . . . . . . . . .	-	4,774,392	-		4,774,392
Japan . . . . . . . . . . . . . . . . . . . . . . .	-	21,668,065	-		21,668,065
Jersey . . . . . . . . . . . . . . . . . . . . . . .	-	40,960	-		40,960
Luxembourg . . . . . . . . . . . . . . . . . . . . . . .	-	1,343,259	-		1,343,259
Malaysia . . . . . . . . . . . . . . . . . . . . . . .	-	473,468	-		473,468
Mauritius . . . . . . . . . . . . . . . . . . . . . . .	-	93,174	-		93,174
Mexico . . . . . . . . . . . . . . . . . . . . . . .	814,058	-	-		814,058
Netherlands . . . . . . . . . . . . . . . . . . . . . . .	1,375,034	9,217,286	-		10,592,320
New Zealand . . . . . . . . . . . . . . . . . . . . . . .	-	240,172	-		240,172
Norway . . . . . . . . . . . . . . . . . . . . . . .	-	613,242	-		613,242
Philippines . . . . . . . . . . . . . . . . . . . . . . .	-	308,466	-		308,466
Poland . . . . . . . . . . . . . . . . . . . . . . .	-	166,833	-		166,833
Portugal . . . . . . . . . . . . . . . . . . . . . . .	-	344,619	-		344,619
Qatar . . . . . . . . . . . . . . . . . . . . . . .	-	23,575	-		23,575
Russia . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Saudi Arabia . . . . . . . . . . . . . . . . . . . . . . .	-	146,356	-		146,356
Singapore . . . . . . . . . . . . . . . . . . . . . . .	9,734	1,564,052	-		1,573,786
South Africa . . . . . . . . . . . . . . . . . . . . . . .	-	985,718	-		985,718
South Korea . . . . . . . . . . . . . . . . . . . . . . .	-	4,367,159	-		4,367,159
Spain . . . . . . . . . . . . . . . . . . . . . . .	-	2,128,975	-		2,128,975
Sweden . . . . . . . . . . . . . . . . . . . . . . .	-	4,991,893	-		4,991,893
Switzerland . . . . . . . . . . . . . . . . . . . . . . .	-	9,662,221	-		9,662,221
Taiwan . . . . . . . . . . . . . . . . . . . . . . .	28,043	6,317,156	-		6,345,199
Thailand . . . . . . . . . . . . . . . . . . . . . . .	-	1,050,371	-		1,050,371
Turkey . . . . . . . . . . . . . . . . . . . . . . .	-	679,689	-		679,689
United Arab Emirates . . . . . . . . . . . . . . . . . . . . . . .	19,655	636,843	-		656,498
United States . . . . . . . . . . . . . . . . . . . . . . .	6,688,785	34,649	-		6,723,434
Vietnam . . . . . . . . . . . . . . . . . . . . . . .	-	475,323	-		475,323
Total Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	29,369,098	145,844,533	-		175,213,631

Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .
Brazil . . . . . . . . . . . . . . . . . . . . . . .	$1,078,812	$-	$-		$1,078,812
Colombia . . . . . . . . . . . . . . . . . . . . . . .	18,779	-	-		18,779
Germany . . . . . . . . . . . . . . . . . . . . . . .	-	1,121,259	-		1,121,259
Russia . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
South Korea . . . . . . . . . . . . . . . . . . . . . . .	-	518	-		518
Total Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .	1,097,591	1,121,777	-		2,219,368

U.S. Treasury Obligations . . . . . . . . . . . . . . . .	$-	$2,274,332	$-		$2,274,332
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	200,504	-		200,504
Non-Agency Mortgage-Backed Obligations . .	-	5,601,183	-		5,601,183
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	194,709	-		194,709
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	3,463,237	-		3,463,237
Collateralized Loan Obligations . . . . . . . . . . . .	-	4,572,589	-		4,572,589
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	9,946,235	-		9,946,235
Affiliated Registered Investment Companies . .	6,593,493	-	-		6,593,493
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$37,060,182	$173,219,099	$-		$210,279,281

Other Financial Instruments**
Asset
Unrealized appreciation on swap contracts	$-	$6,970,543	$-		$6,970,543
Total Assets . . . . . . .	$-	$6,970,543	$-		$6,970,543

Liabilities
Unrealized depreciation on futures contracts	$(235,320)	$-	$-		$(235,320)
Total Liabilities. . . . . . . . .	$(235,320)	$-	$-		$(235,320)

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire International Equity Fund during the three months ended March 31, 2022, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire International Equity Fund during the three months ended
March 31, 2023 and the value of such investments as of March 31, 2023 were as follows:

Fund	Value as of December 31, 2022	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of March 31, 2023	Income Distribution	Long-Term Capital Gain Distribution

Voya VACS Series EMHCD Fund . . .	$680,559	$10,776	$(698,441)	$(192,511)	$200,860	$1,243	$4,564	$-
Voya VACS Series HYB Fund . . . . .	836,093	14,221	-	-	18,273	868,587	9,389	-
Voya Investment Grade Credit Fund - Class P . .	526,708	6,355	(547,268)	(64,919)	79,124	-	5,371	-
Voya VACS Series SC Fund . . . . . . .	5,536,981	72,730	-	-	113,952	5,723,663	50,337	-
	$7,580,341	$104,082	$(1,245,709)	$(257,430)	$412,209	$6,593,493	$69,661	$-